Other (expenses) income, net (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Other Income and Expenses [Abstract]
Loss on disposal of property, plant and equipment, net	$ (22)	$ (61)	$ (162)
Exchange loss, net	(82)	(56)	(361)
(Provision for) reversal of doubtful accounts, net	(403)	674	(371)
Others	229	337	198
Other (expenses) income, net	$ (278)	$ 894	$ (696)